Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of Carrying Value of Benefit Obligation
The carrying value of the benefit obligation as at December 31, 2024 and 2023 is:

	2024	2023
	$	$
Balance - January 1	3,285	2,423
Increases
Provision for the year	693	746
Actuarial (gain) loss	(58)	330
Interest expense	95	85
Reductions
Payments	(419)	(402)
Effects of foreign exchange	(223)	103
Balance - December 31	3,373	3,285

Schedule of Change in Liability Recognized in Statement of Loss and Comprehensive Loss
The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2024	2023
	$	$
Cost recognized in profit or loss
Current period cost	693	746
Interest cost on defined benefit obligation	95	85
Remeasurement (gain) loss recognized in OCI	(58)	330
Annual weighted average assumptions
Discount rate	3.38%	3.17%
Price inflation	2.00%	2.50%